Shareholders’ Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

Note 14 — SHAREHOLDERS’ EQUITY

The Group has 50,000,000 authorized common shares at $0.001 par value, consisting of 40,000,000 authorized Class A common shares and 10,000,000 Class B common shares, of which 39,812,629 and 20,555,129 Class A common shares were issued and outstanding as of December 31, 2021 and December 31, 2020, respectively. No class B common shares are outstanding as of December 31, 2021 and 2020.

On June 14, 2019, the Shareholders of the Company approved a share transfer transaction with Wise Metro Development Co., Ltd., a British Virgin Islands company (“Wise”) and Mr. Zuoqiao Sun Zhang, a citizen of Guatemala (“Sun Zhang”); and together with Wise, (“Sellers”) of all of such Sellers’ Class B common shares of the Group to NiSun International Enterprise Management Group Co., Ltd., a company organized under the laws of Cayman Islands (“NiSun Cayman”). Upon the close of the transaction, NiSun Cayman purchased (i) Wise’s 1,800,000 Class B common shares of The Group and (ii) Sun Zhang’s 5,978,400 Class B common shares of The Group, which constituted approximately 47.8% of all of The Group’s outstanding common shares at the time of the Closing on a fully diluted basis (Wise’s and Sun Zhang’s Class B common shares are referred to as the “Shares”). The Shares were automatically converted into Class A common shares upon transfer from the Sellers to the Buyer, and upon such transfer, the Group had no remaining issued and outstanding Class B common shares. The Class A shares are entitled to one vote per share. The transaction was closed in July 2019.

Additional paid-in capital

On November 20, 2019, NiSun Cayman, the controlling shareholder of the Group, contributed additional capital of $3,582,781 which has been shown as additional paid-in capital. On June 30, 2020, Nisun Cayman, contributed additional capital of $4,550,000 which has been shown as additional paid-in capital.

Private placement 2019

On December 6, 2019, the Group and certain institutional investors entered into a share purchase agreement pursuant to which the Group sold 1,048,932 Class A common shares at $6.21 per share. The transaction closed on May 1, 2020 and the Group received net proceeds of $6,503,378.

Shares issued for acquisition of Nami

In connection of the acquisition of Nami on May 31, 2020, the Group issued 1,562,726 Class A common shares to the shareholders of Nami as purchase consideration. The fair value of the stock consideration was $18,330,776 based on the weighted average of the closing share price of the Group for five trading days up to the date immediately prior to the signing date of purchase agreement.

Share incentive plan

The Board of directors approved the 2019 One Million Share Incentive Plan (the “2019 Plan”) on December 20, 2019, which permits the grant of restricted shares and options to the employees, directors, officers and consultants to purchase the Company’s Class A common shares. The maximum aggregate number of Class A common shares, which may be issued pursuant to all awards under the 2019 Plan, is 1 million shares. The Plan is valid and effective for a term of ten years commencing from its adoption.

On April 6, 2020, the Board initially granted an aggregate of 300,000 restricted Class A common shares to the Group’s CFO and two officers of which subsequently 67,000 shares were forfeited and cancelled. The fair value of these restricted Class A common shares was $1,721,870, determined using the closing price of $7.39 on April 6, 2020. Pursuant to the agreement, one-third (33%) of the common shares of restricted stock vested on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant. For the year ended December 31, 2021, and 2020, the Group recognized share-based compensation of $498,825 and $1,097,415, respectively. As of December 31, 2021, the Group had unrecognized share-based compensation of $125,630 which is expected to be recognized in the quarter ending March 31, 2022.

On September 24, 2021, the Board initially granted an aggregate of 7,500 Class A common shares to three non-employee directors. The fair value of these Class A common shares was $71,175, determined using the closing price of $9.49 on September 24, 2021. On September 4, 2020, the Company entered into certain engagement letter with three employee directors. Pursuant to the agreement, each of the Directors will have served the Company for a full year and on September 4, 2021, the anniversary date of their appointment as a director, and be entitled to receive such agreed-upon compensation pursuant to their respective Engagement Letters.

Public and registered direct offerings

On December 13, 2021, the Company completed an underwritten public offering of approximately $77 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of ((i) 12,190,000 shares of Class A common shares and (the “December 2021 Common shares”) (ii) pre-funded warrants to purchase 7,060,000 Class A Common Shares (the “Pre-Funded Warrants”). Each Pre-funded Warrants entitles the holder to purchase one Class A Common Share at an exercise price of $0.001 per share until the Pre-funded Warrants are exercised in full, subject to adjustment as provided in the Prefunded Warrant. The Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price.

Management determined that the Pre-Funded Warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity. In addition, since these warrants are exercisable for a nominal amount, they have been shown as exercised when issued and as outstanding common stock in the accompanying financial statements and earnings per share calculations.

As of December 31, 2021, none of 7,060,000 Pre-Funded Warrants have been exercised.